Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants [Abstract]
Schedule of Warrant Activities	The table below summarizes the Company’s warrant activities:
	Number of Warrants to Purchase Common Shares	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance at January 1, 2024	644,718	$2.50 to 31.60	$16.40
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Balance at September 30, 2024	644,718	$2.50 to 31.60	$16.40

Balance at January 1, 2023	412,218	$5.72 to 31.60	$23.68
Granted	92,500	5.00	5.00
Forfeited	—	—	—
Exercised	—	—	—
Balance at September 30, 2023	504,718	$5.00 to 31.60	$20.25
The table below summarizes the Company’s warrant activities:
	Number of Common	Exercise Price	Weighted
	Share	Range Per	Average
	Warrants	Share	Exercise Price
Balance at January 1, 2023	412,218	$5.72 to $31.60	$23.68
Granted	232,500	$2.50 to $5.00	3.49
Forfeited	—	—	—
Exercised	—	—	—
Balance at December 31, 2023	644,718	$2.50 to $31.60	$16.40

Balance at January 1, 2022	412,218	$5.72 to $31.60	$23.68
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Balance at December 31, 2022	412,218	$5.72 to $31.60	$23.68

Schedule of Assumptions Fair Value of Warrants	The following assumptions were used to calculate the issuance date fair value:
Exercise price of the warrants	$2.50
Contractual life of the warrants	5 years
Current value of the underlying common stock	$2.03
Expected volatility	186.14%
Expected dividend yield	0.00%
Risk-free interest rate	4.12%